LAWSUITS AND LITIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims

Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	14	315
NIS 101 - 400 million	5	937
NIS 401 million - NIS 1 billion	1	1,000
Unquantified claims	11	-
Total	31	2,252